Subsequent Events (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Dividends Declared
Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2018, were as follows (in thousands):

Month	Date of Record	Monthly Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
December	12/17/2018	$0.05583344	1/2/2019	$18,055	$5,951	$12,104
January	1/15/2019	$0.05583344	2/1/2019	18,077	5,899	12,178
February	2/15/2019	$0.05583344	3/1/2019	18,018	5,868	12,150

Schedule of Real Estate Dispositions, Subsequent Events
The following table summarizes our property sales activity (dollars in thousands):

	Six Months Ended
	June 30,
	2019	2018
Number of properties sold	6	2
Number of outparcels sold	1	—
Proceeds from sale of real estate	$47,857	$13,300
Gain on sale of properties, net(1)	6,627	985

(1)	The gain on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain on Disposal of Property, Net on the consolidated statements of operations.

Subsequent to December 31, 2018, we sold the following real estate assets, which were classified as held for sale as of December 31, 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Square Footage	Disposition Date	Sale Price	(Loss) Gain
Eastland Station	Evansville, IN	Gabe’s	150,772	1/19/2019	$9,300	$(97)
Lovejoy Village Station	Jonesboro, GA	Kroger	84,711	2/14/2019	9,125	1,189
Dispositions—The following table summarizes our real estate disposition activity, excluding properties contributed or sold to GRP I, for the years ended December 31, 2018 and 2017 (dollars in thousands):

	2018	2017
Number of properties sold	8	1
Gross proceeds on sale of properties	$82,145	$6,486
Gain on sale of properties, net	16,757	1,760